UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23474)

KKR US Direct Lending Fund-U Inc.

(Exact name of registrant as specified in charter)

555 California Street, 50th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Lori Hoffman

KKR Credit Advisors (US) LLC

555 California Street, 50th Floor

San Francisco, CA 94104

(Name and address of agent for service)

(415) 315-3620

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

KKR US Direct Lending Fund-U Inc.

Semi-Annual Report

June 30, 2024

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

The KKR US Direct Lending Fund-U Inc. (the “Company”) publicly files its complete consolidated schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT, and the reports for the last month in each quarter are made publicly available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at http://www.sec.gov.

INFORMATION ABOUT THE COMPANY’S DIRECTORS

The Company’s Statement of Additional Information includes information about the Company’s Directors and is available without charge, upon request, by calling 855-844-8655 and by visiting the Commission’s website at www.sec.gov.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Consolidated Schedule of Investments

(Stated in United States Dollars, unless otherwise noted)

(In thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Senior Secured Loans- First Lien – 96.8%

Air Freight & Logistics – 6.6%

CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	$3,598	$1,152	(a) (b) (c)

CSafe Global	TL 1L 03/24 GBP	SONIA + 5.75%	12/14/2028	4,847	6,176	(a) (b) (f)

CSafe Global	TL 1L 03/24	SOFR + 5.75%	12/14/2028	34,741	35,019	(a) (b)

CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	1,470	12	(a) (b) (c)

Application Software – 6.3%

Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	2,282	37	(a) (b) (c)

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	SOFR + 5.75% (2.25% PIK)	1/17/2031	16,214	16,336	(a) (b) (d)

Granicus Inc	TL 1L DD 01/24 PIK	SOFR + 5.75% (2.25% PIK)	1/17/2031	2,408	18	(a) (b) (c) (d)

Misys Ltd	Revolver 1L 09/23	SOFR + 7.25%	9/13/2029	1,536	163	(a) (b) (c)

Misys Ltd	TL 1L 09/23	SOFR + 7.25%	9/13/2029	14,767	15,021	(a) (b)

Personify Health Inc	TL 1L 11/23 PIK	SOFR + 6.25% (3.00% PIK)	11/8/2029	8,664	8,837	(b) (d)

Asset Management & Custody Banks - 1.3%

Rockefeller Capital Management LP	TL 1L 04/24	SOFR + 5.00%	4/4/2031	8,460	8,460	(a) (b)

Cargo Ground Transportation – 2.3%

Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 5.00%	5/4/2029	1,388	(2)	(a) (b) (c)

Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.00%	5/4/2030	521	521	(a) (b)

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 5.00%	5/4/2030	11,393	11,374	(a) (b)

Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 5.00%	5/4/2030	1,726	1,723	(a) (b)

Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.00%	5/6/2030	2,499	1,044	(a) (b) (c)

Construction & Engineering - 6.5%

Turnpoint Services Inc	Revolver 1L 06/24	SOFR + 5.00%	6/17/2030	1,236	—	(a) (b) (c)

Turnpoint Services Inc	TL 1L 06/24	SOFR + 5.00%	6/17/2031	10,088	9,988	(a) (b)

Turnpoint Services Inc	TL 1L DD 06/24	SOFR + 5.00%	6/17/2031	1,978	(20)	(a) (b) (c)

Woolpert Inc	Revolver 1L 05/24	SOFR + 5.00%	4/5/2029	4,832	918	(a) (b) (c)

Woolpert Inc	TL 1L 05/24	SOFR + 5.00%	4/5/2030	31,043	30,732	(a) (b)

Woolpert Inc	TL 1L DD 05/24	SOFR + 5.00%	4/5/2030	9,664	(97)	(a) (b) (c)

Construction Machinery & Heavy Transportation Equipment - 0.9%

Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	5,737	5,720	(a) (b)

Shaw Development LLC	TL 1L DD 10/23	SOFR + 6.00%	10/30/2029	685	(2)	(a) (b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Consumer Finance - 0.0%

Wealth Enhancement Group LLC	Revolver 1L 05/22	SOFR + 5.50%	10/4/2027	$34	$—	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 5.50%	10/4/2027	600	95	(a) (b) (c)

Diversified Financial Services – 2.4%

Safe-Guard Products International LLC	Revolver 1L 03/24	SOFR + 5.00%	4/3/2030	2,450	(16)	(a) (b) (c)

Safe-Guard Products International LLC	TL 1L 03/24	SOFR + 5.00%	4/3/2030	15,490	15,388	(a) (b)

Diversified Support Services – 8.2%

Apex Service Partners LLC	Revolver 1L 10/23	SOFR + 6.50%	10/24/2029	641	286	(a) (b) (c)

Apex Service Partners LLC	TL 1L 10/23 PIK	SOFR + 7.00% (2.00% PIK)	10/24/2030	7,504	7,599	(a) (b) (d)

Apex Service Partners LLC	TL 1L DD 10/23 PIK	SOFR + 7.00% (2.00% PIK)	10/24/2030	1,931	1,756	(a) (b) (c) (d)

Lexitas Inc	TL 1L DD 11/22	SOFR + 6.25%	5/18/2029	18,943	19,208	(a) (b)

Lexitas Inc	TL 1L DD 03/23	SOFR + 6.25%	5/18/2029	10,511	10,658	(a) (b)

Lexitas Inc	TL 1L DD 03/24	SOFR + 6.25%	5/18/2029	14,835	985	(a) (b) (c)

Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 6.50%	11/22/2028	1,034	—	(a) (b) (c)

Magna Legal Services LLC	TL 1L 11/22	SOFR + 6.50%	11/22/2029	8,764	8,939	(a) (b)

Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 6.50%	11/22/2029	2,453	2,502	(a) (b)

Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 6.00%	11/21/2029	3,937	676	(a) (b) (c)

Education Services - 1.8%

Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	5/1/2030	1,767	(9)	(a) (b) (c)

Cadence Education LLC	TL 1L 05/24 (Unitranche)	SOFR + 5.00%	5/1/2031	11,506	11,449	(a) (b)

Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	5/1/2031	3,000	(15)	(a) (b) (c)

Electrical Component & Equipment – 6.5%

Clarience Technologies LLC	Revolver 1L 02/24	SOFR + 5.75%	2/13/2030	4,519	142	(a) (b) (c)

Clarience Technologies LLC	TL 1L 02/24	SOFR + 5.75%	2/13/2031	41,694	41,619	(a) (b)

Clarience Technologies LLC	TL 1L DD 02/24	SOFR + 5.75%	2/13/2031	4,519	(8)	(a) (b) (c)

Environmental & Facilities Services – 2.7%

Heritage Environmental Services Inc	Revolver 1L 01/24	SOFR + 5.50%	1/31/2030	2,292	—	(a) (b) (c)

Heritage Environmental Services Inc	TL 1L 01/24	SOFR + 5.50%	1/31/2031	16,669	16,999	(a) (b)

Food Distributors - 2.6%

Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	14,857	14,673	(b)

Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	4,262	1,857	(b) (c)

Health Care Equipment – 4.1%

Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	3,624	—	(a) (b) (c)

Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.50%	2/28/2031	25,969	26,008	(a) (b)

Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	4,832	7	(a) (b) (c)

Health Care Facilities - 1.1%

VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	4,500	4,500	(b)

VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	8/31/2029	5,081	2,540	(b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Health Care Services – 6.8%

Affordable Care Inc	TL 1L 08/21	SOFR + 5.50%	8/2/2028	$3,241	$3,241	(a) (b)

Affordable Care Inc	TL 1L DD 08/21	SOFR + 5.50%	8/2/2028	580	580	(a) (b)

Affordable Care Inc	TL 1L DD 08/23	SOFR + 5.50%	8/2/2028	642	347	(a) (b) (c)

Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.25%	2/25/2028	3,862	3,862	(a) (b)

Dental Care Alliance Inc	TL 1L 03/21	SOFR + 6.40%	4/3/2028	3,825	3,805	(a) (b)

Dental Care Alliance Inc	TL 1L 02/22	SOFR + 6.40%	4/3/2028	418	415	(a) (b)

Dental Care Alliance Inc	TL 1L DD 02/22	SOFR + 6.40%	4/3/2028	208	207	(a) (b)

MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 6.00%	2/13/2031	2,113	465	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 6.00%	2/13/2031	30,431	30,507	(a) (b)

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 6.00%	2/13/2031	10,563	26	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 6.00%	2/13/2031	6,338	16	(a) (b) (c)

Hotels, Resorts & Cruise Lines - 0.7%

Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	531	159	(a) (b) (c)

Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	4,224	4,309	(a) (b)

Human Resource & Employment Services - 0.9%

Insight Global LLC	Revolver 1L 09/21	SOFR + 6.00%	9/22/2027	3,326	—	(a) (b) (c)

Insight Global LLC	TL 1L 09/21	SOFR + 6.00%	9/22/2028	4,454	4,454	(a) (b)

Insight Global LLC	TL 1L 04/24	SOFR + 6.00%	9/22/2028	1,426	1,440	(a) (b)

Insurance Brokers – 16.4%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR + 5.25%	10/2/2028	2,245	2,256	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR + 5.25%	10/2/2028	638	641	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR + 5.25%	10/2/2028	1,572	1,580	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	SOFR + 5.75%	10/2/2028	3,374	604	(a) (b) (c)

DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.50%	12/20/2029	1,027	—	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.50%	12/31/2030	4,781	4,839	(a) (b)

DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.50%	12/20/2030	4,544	3,669	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L DD 05/24	SOFR + 5.00%	12/20/2030	4,371	(38)	(a) (b) (c)

Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 5.25%	10/29/2029	1,195	—	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 5.25%	10/29/2030	4,157	4,157	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 5.25%	10/29/2030	298	298	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 5.25%	10/29/2030	7,144	3,236	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L DD 05/24	SOFR + 5.25%	10/29/2030	3,187	—	(a) (b) (c)

Galway Partners Holdings LLC	TL 1L 04/23	SOFR + 5.75%	9/29/2028	5,400	5,508	(a) (b)

Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 5.75%	9/29/2028	8,182	—	(a) (b) (c)

Higginbotham Insurance Agency Inc	TL 1L 12/21	SOFR + 5.50%	11/24/2028	4,569	4,535	(b)

Higginbotham Insurance Agency Inc	TL 1L DD 12/21	SOFR + 5.50%	11/24/2028	2,420	2,402	(b)

Higginbotham Insurance Agency Inc	TL 1L DD 08/23	SOFR + 5.50%	11/24/2028	12,895	12,799	(b)

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	SOFR + 4.75%	11/24/2028	2,315	258	(a) (b) (c)

Integrity Marketing Group LLC	Revolver 1L 08/23	SOFR + 6.00%	8/27/2026	310	—	(a) (b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Integrity Marketing Group LLC	TL 1L 08/23	SOFR + 6.50%	8/27/2026	$3,353	$3,353	(a) (b)

Integrity Marketing Group LLC	TL 1L 08/23	SOFR + 6.00%	8/27/2026	1,520	1,520	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.02%	8/27/2026	4,455	4,455	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.00%	8/27/2026	5,756	2,036	(a) (b) (c)

Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.00%	8/27/2026	1,015	1,015	(a) (b)

RSC Insurance Brokerage Inc	Revolver 1L 11/19	SOFR + 5.50%	11/1/2029	904	—	(b) (c)

RSC Insurance Brokerage Inc	TL 1L 11/21	SOFR + 5.50%	11/1/2029	563	563	(b)

RSC Insurance Brokerage Inc	TL 1L DD 08/23	SOFR + 6.00%	11/1/2029	2,382	928	(b) (c)

RSC Insurance Brokerage Inc	TL 1L DD 10/23	SOFR + 6.00%	11/1/2029	7,732	7,732	(b)

RSC Insurance Brokerage Inc	TL 1L DD 11/23	SOFR + 5.50%	11/1/2029	35,340	35,340	(b)

IT Consulting & Other Services - 0.7%

New Era Technology Inc	TL 1L 04/21	SOFR + 6.25%	10/31/2026	1,644	1,638	(a) (b)

New Era Technology Inc	TL 1L DD 04/21	SOFR + 6.25%	10/31/2026	1,593	1,586	(a) (b)

New Era Technology Inc	TL 1L DD 04/22	SOFR + 6.25%	10/31/2026	1,218	1,213	(a) (b)

Property & Casualty Insurance - 0.7%

Alacrity Solutions Group LLC	TL 1L 12/21	SOFR + 5.25%	12/22/2028	4,466	4,390	(b)

Publishing – 1.4%

RBmedia	Revolver 1L 08/23	SOFR + 5.75%	8/31/2028	749	—	(b) (c)

RBmedia	TL 1L 08/23	SOFR + 5.75%	8/31/2030	9,205	9,219	(b)

Real Estate Services - 0.7%

SitusAMC Holdings Corp	TL 1L 12/21	SOFR + 5.50%	12/22/2027	4,408	4,408	(a) (b)

Research & Consulting Services – 0.9%

BDO USA PA	TL 1L 08/23	SOFR + 6.00%	8/31/2028	5,642	5,699	(a) (b)

Specialized Consumer Services – 1.9%

Spotless Brands LLC	TL 1L 02/23	SOFR + 6.50%	7/25/2028	5,950	6,039	(a) (b)

Spotless Brands LLC	TL 1L DD 02/23	SOFR + 6.75%	7/25/2028	9,038	6,281	(a) (b) (c)

Specialty Chemicals - 3.6%

DuBois Chemicals Inc	Revolver 1L 06/24	SOFR + 5.00%	5/31/2031	3,818	—	(a) (b) (c)

DuBois Chemicals Inc	TL 1L 06/24	SOFR + 5.00%	5/31/2031	22,831	22,717	(a) (b)

DuBois Chemicals Inc	TL 1L DD 06/24	SOFR + 5.00%	5/31/2031	3,818	(19)	(a) (b) (c)

Systems Software – 3.6%

Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	3/9/2029	4,453	4,453	(a) (b)

OEConnection LLC	Revolver 1L 04/24	SOFR + 5.25%	4/22/2031	2,002	—	(a) (b) (c)

OEConnection LLC	TL 1L 04/24	SOFR + 5.25%	4/22/2031	18,452	18,461	(a) (b)

OEConnection LLC	TL 1L DD 04/24	SOFR + 5.25%	4/22/2031	3,203	2	(a) (b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Trading Companies & Distributors – 5.2%

Individual FoodService	Revolver 1L 10/23	SOFR + 6.00%	10/31/2029	$1,176	$—	(b) (c)

Individual FoodService	TL 1L 10/23	SOFR + 6.00%	10/31/2029	13,814	13,937	(a) (b)

Individual FoodService	TL 1L DD 10/23	SOFR + 6.00%	10/31/2029	1,526	959	(a) (b) (c)

Radwell International LLC/PA	Revolver 1L 04/22	SOFR + 5.50%	4/1/2028	1,360	317	(a) (b) (c)

Radwell International LLC/PA	TL 1L 12/22	SOFR + 5.50%	4/1/2029	17,867	17,905	(a) (b)

Total Senior Secured Loans-First Lien (Cost – $607,854)					$617,692

TOTAL INVESTMENTS (Cost – $607,854) – 96.8%					$617,692

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer	Asset	Shares	Fair Value	Footnotes

Money Market Fund - 0.9%

U.S. Government Securities - 0.9%

State Street Institutional U.S. Government Money Market Fund	Opportunity Class	5,580,305	$5,580	(e)

TOTAL MONEY MARKET FUND (Cost – $5,580) - 0.9%			$5,580

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost – $613,434) – 97.7%			$623,272

OTHER ASSETS EXCEEDING LIABILITIES, NET - 2.3%			14,877

NET ASSETS - 100.0%			$638,149

TL	Term loan

DD	Delayed draw term loan

1L	First lien

SOFR	Secured Overnight Financing Rate as of June 30, 2024 was 5.3%

SONIA	Sterling Overnight Index Average as of June 30, 2024 was 5.2%

(a)	Security considered restricted.

(b)	Value determined using significant unobservable inputs.

(c)	Investment is an unfunded or partially funded commitment.

(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is included in the spread.

(e)	The money market fund’s average 7-day yield as of June 30, 2024 was 5.2%.

(f)	Par value is in GBP.

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Consolidated Statement of Assets and Liabilities

(In thousands, except shares and per share value)

As of June 30, 2024

Assets

Investments, at fair value (cost – $607,854)	$617,692

Cash and cash equivalents	10,057

Subscription receivable	150,000

Interest receivable	5,643

Other assets	3,648

Total assets	787,040

Liabilities

Credit facility	128,821

Distribution payable	14,679

Interest payable	2,009

Deferred tax liability	1,414

Administration and custody fees payable	287

Due to Adviser	103

Directors’ fees payable	47

Other accrued expenses	1,531

Total liabilities	148,891

Commitment and Contingencies (Note 8)

Net Assets:

Common Shares, $0.001 par value, unlimited shares authorized, 611,517 shares issued and outstanding	$1

Capital in excess of par value	628,793

Retained earnings (accumulated deficit)	9,355

Net Assets	$638,149

Net Asset Value Per Share:

Net asset value, price per share	$1,043.55

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Consolidated Statement of Operations

(In thousands)

For the Six Months Ended June 30, 2024

Investment income

Interest income	$28,006

Structuring fee income	2,965

Payment-in-kind interest income	317

Other income	1,207

Total investment income	32,495

Expenses

Interest expense	4,278

Management fee	2,978

Professional fees	791

Administration and custody fees	198

Directors’ fees	47

Other expenses	178

Total expenses	8,470

Less: Fees waived by the Adviser	(2,978)

Net expenses	5,492

Net investment income	27,003

Realized and unrealized gains (losses)

Net realized gains (losses) on investments and foreign currencies	373

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,578

Benefit (provision) for income taxes	43

Net realized and unrealized gains (losses)	3,994

Net increase (decrease) in net assets resulting from operations	$30,997

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Consolidated Statements of Changes in Net Assets

(In thousands)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period from October 12, 2023 (Commencement of Operations) to December 31, 2023

Increase (decrease) in net assets resulting from operations

Net investment income	$27,003	$5,122

Net realized gains (losses) on investments and foreign currencies	373	47

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,578	6,340

Benefit (provision) for income taxes	43	(1,457)

Net increase (decrease) in net assets resulting from operations	30,997	10,052

Distributions to shareholders

Net investment income	(26,859)	(4,825)

Total distributions to shareholders	(26,859)	(4,825)

Shareholder transactions (Note 7)

Subscriptions	367,181	261,603

Increase from shareholder transactions	367,181	261,603

Net increase (decrease) in net assets	371,319	266,830

Net assets:

Beginning of period	266,830	—

End of period	$638,149	$266,830

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Consolidated Statement of Cash Flows

(In thousands)

For the Six Months Ended June 30, 2024
Cash Flows from Operating Activities:

Net increase (decrease) in net assets resulting from operations	$30,997

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:

Purchases of investments	(344,499)

Payment-in-kind interest	(317)

Proceeds from sale and repayments of investments	32,975

Net change in unrealized (appreciation) depreciation on investments and foreign currencies	(3,578)

Net realized (gains) losses on investments and foreign currencies	(354)

Net accretion/amortization of premiums/discounts	(813)

Amortization of deferred financing costs	229

Changes in assets and liabilities:

Increase in other assets	(1,557)

Increase in interest receivable	(861)

Decrease in payable for investments purchased	(1,509)

Increase in other accrued expenses	616

Increase in interest payable	467

Increase in administration and custody fees payable	199

Decrease in due to Adviser	(95)

Decrease in deferred tax liability	(43)

Increase in Directors’ fees payable	22

Net cash provided by (used in) operating activities	(288,121)

Cash Flows from Financing Activities:

Subscription for shares	280,000

Proceeds from credit facility	327,655

Repayments of credit facility	(324,500)

Distributions paid to shareholders	(4,825)

Deferred financing costs paid	(1,375)

Net cash provided by (used in) financing activities	276,955

Effect of exchange rate changes on cash	36

Net Increase (Decrease) in Cash and Cash Equivalents	(11,130)

Cash and Cash Equivalents:

Beginning balance	21,187

Ending balance	$10,057

Supplemental disclosure of cash flow information and non-cash financing activities:

Cash paid for interest expense	$3,582

Reinvestment of distributions	$12,181

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Financial Highlights

(In thousands, except shares and per share value)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period from October 12, 2023(1) to December 31, 2023

Common Shares

Per Share Operating Performance(2)

Net asset value, beginning of period	$1,028.01	$1,000.00

Income from investment operations:

Net investment income	67.57	24.28

Net realized and unrealized gains (losses)	11.89	29.59

Total from investment operations	79.46	53.87

Distributions from:

Net investment income	(63.92)	(25.86)

Total distributions	(63.92)	(25.86)

Net asset value, end of period	$1,043.55	$1,028.01

Total return(3)	7.73%	5.39%

Ratio to average net assets

Expenses, before waiver (4)	3.78%	4.92%

Expenses, after waiver (4)	2.45%	3.79%

Net investment income, before waiver (4)	9.79%	8.17%

Net investment income, after waiver (4)	11.12%	9.30%

Supplemental data

Net assets, end of period	$638,149	$266,830

Portfolio turnover rate(3)	6.61%	1.29%

(1)	Common Shares commenced operations on October 12, 2023.

(2)	Per share calculations were performed using the weighted average shares outstanding for the period.

(3)

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return assumes a purchase of common shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of distributions.

(4)	Annualized.

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Notes to Consolidated Financial Statements

(In thousands, except shares and per share value)

1. Organization

KKR US Direct Lending Fund-U Inc. (the “Company”) was organized on May 2, 2023 as a statutory trust under the laws of the State of Delaware. The Company is a closed-end registered management investment company, which commenced operations on October 12, 2023 and converted into a Delaware corporation on October 13, 2023. The Company seeks to generate current income. The Company is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Company’s investment adviser (the “Adviser”).

2. Summary of Significant Accounting Policies

Basis of Presentation — The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Company is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation — The Company’s consolidated financial statements include balances of both the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Valuation of Investments — The Board of Directors (the “Board”) of the Company has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Company’s valuation policies and procedures.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Assets and liabilities recorded at fair value on the Consolidated Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Company and others are willing to pay for an asset. Ask prices represent the lowest price that the Company and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Company does not require that fair value always be a predetermined point in the bid-ask range. The Company’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Company’s best estimate of fair value.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company-specific developments, market valuations of comparable companies and model projections.

The fair value of certain unfunded investments in delayed draw term loans and revolving lines of credit may at times be priced at less than par value resulting in a financial liability in the Consolidated Schedule of Investments. These values are temporary and the funding of the commitment will result in these investments valued as financial assets.

For the six months ended June 30, 2024, there have been no significant changes to the Company’s fair value methodologies.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Realized gains and losses are calculated on the specific identified cost basis.

Revenue Recognition — The Company records interest income on an accrual basis to the extent that it expects to collect such amounts. The Company does not accrue as a receivable interest on loans if it has reason to doubt its ability to collect such income. The Company’s policy is to place investments on non-accrual status when there is reasonable doubt that interest income will be collected. The Company considers many factors relevant to an investment when placing it on or removing it from non-accrual status including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Company will receive any previously accrued interest, then the accrued interest will be written off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Company’s judgment.

Cash and Cash Equivalents — Cash and cash equivalents include cash on hand, cash held in banks and highly liquid investments with maturities of three or fewer months at the time of acquisition. Cash equivalents consist of money market funds with financial institutions and are classified as Level 1 in the fair value hierarchy.

Deferred Financing Costs — The Company has incurred financing costs related to the establishment of a secured revolving credit facility. The aforementioned costs were capitalized as an asset and are being amortized on a straight-line basis over each instrument’s term.

Foreign Currency Transactions — The books and records of the Company are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.

Distributions to Shareholders — Distributions of net investment income are generally declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income Taxes — The Company has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Company will not be subject to federal income tax to the extent the Company satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its gross investment company taxable income and capital gains to its shareholders based on the Company’s fiscal year end of December 31.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Based on excise tax distribution requirements, the Company is subject to a 4% nondeductible federal excise tax on undistributed income unless the Company distributes in a timely manner in each taxable year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in prior years. For this purpose, however, any ordinary income or capital gain net income retained by the Company that is subject to corporate income tax is considered to have been distributed.

The Company evaluates tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax year (2023). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of June 30, 2024, the Company did not have a liability for any unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended June 30, 2024, the Company did not incur any interest or penalties.

Recent Accounting Pronouncements - In December 2023, the FASB issued ASU 2023 - 09 “Improvements to Income Tax Disclosures” (“ASU 2023–09”). ASU 2023–09 intends to enhance the transparency and decision usefulness of income tax disclosures, requiring disaggregated information about an entity’s effective tax rate reconciliation as well as income taxes paid. This is effective for fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and disclosures.

3. Risk Considerations

The Company invests mainly in debt securities. These investments may involve certain risks, including, but not limited to, those described below:

Global Economic and Market Conditions — The Company is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Company’s operations and performance and the liquidity and value of the Company’s investments and reduce the ability of the Company to make attractive new investments.

Leverage Risk — Leverage is a speculative technique that may expose the Company to greater risk and increased costs. When leverage is used, the net asset value of the Company’s shares and the Company’s investment return will likely be more volatile.

Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Company will fluctuate, which means that shareholders could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Company’s yield and total return also may be low. Changes in interest rates also may affect the Company’s share price and a sharp rise in interest rates could cause the Company’s share price to fall. The longer the Company’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk — The Company is subject to the risk that decline in the credit quality of an investment could cause the Company to lose money or underperform. The Company could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Second Lien Risk — Investments in second lien loans and “last out” pieces of unitranche loans will be junior in priority to the first lien loans and “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Company will receive principal and interest payments according to the debt’s terms, or at all, or that the Company will be able to collect on the debt should it be forced to enforce its remedies.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Company may be unable to sell illiquid securities at an advantageous time or price.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Prepayment and Extension Risk — The Company’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Company to hold investments paying lower than market rates of interest, which could hurt the Company’s yield or share price.

Issuer Risk — The value of securities may decline for number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

For more information on these and other risks, refer to the Company’s private placement memorandum.

4. Agreements and Related Party Transactions

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Company and has discretion to purchase and sell investments in accordance with the Company’s objectives, policies, and restrictions. For the services it provides to the Company, the Adviser receives an annual fee, payable monthly in arrears by the Company, in an amount equal to 1.25% of the Company’s month end net assets (the “Management Fee”). The Adviser has agreed to reduce its Management Fee to an annual rate of 0.00% of the Company’s month end net assets (the “Management Fee Waiver”). The Management Fee Waiver will remain in effect through at least December 31, 2025, though the Adviser does not currently intend to terminate the Management Fee Waiver after that date. After December 31, 2025, the Management Fee Waiver may be terminated only upon 60 days’ notice by the Board or the Adviser.

During the six months ended June 30, 2024, the Adviser earned a Management Fee of $2,978 and waived fees of $2,978.

Administrator, Custodian and Transfer Agent — KKR Credit Advisors (US) LLC also serves as the Company’s administrator (the “Administrator”) pursuant to an administration agreement under which the Administrator is responsible for providing administrative and accounting services. The Administrator has also entered into a sub-administration agreement with The Bank of New York Mellon. The Company has engaged The Bank of New York Mellon as the Company’s custodian and has engaged BNY Mellon Investment Servicing (US) Inc. as the Company’s transfer agent.

Distributor — Pursuant to a Distribution Agreement, KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Company’s shares. The Company’s shares do not incur distribution or servicing fees.

Exemptive Relief — In an order dated January 5, 2021, the SEC granted exemptive relief that permits the Company, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser with certain affiliates of the Adviser.

Other — Certain officers of the Company are also employees and officers of the Adviser. Such officers are paid no fees by the Company for serving as officers of the Company.

5. Fair Value

The following table presents information about the Company’s assets measured on a recurring basis as of June 30, 2024, and indicates the fair value hierarchy of the inputs utilized by the Company to determine such fair value:

Description	Level 1	Level 2	Level 3	Total

Investments:
Senior Secured Loans – First Lien	$—	$—	$617,692	$617,692
Money Market Fund	5,580	—	—	5,580

Total Investments including Money Market Fund	$5,580	$—	$617,692	$623,272

The following are the details of the restricted securities of the Company:

Issuer(1)	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets

Senior Secured Loans – First Lien

Affordable Care Inc	TL 1L 08/21	$3,241	$3,218	$3,241	4/19/2024	0.51%

Affordable Care Inc	TL 1L DD 08/21	580	583	580	4/19/2024	0.09%

Affordable Care Inc	TL 1L DD 08/23	642	333	347	4/19/2024	0.05%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	2,245	2,144	2,256	4/19/2024	0.35%

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer(1)	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	$638	$609	$641	4/19/2024	0.10%

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	3,374	535	604	11/17/2023	0.09%

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	1,572	1,501	1,580	4/19/2024	0.25%

Amerivet Partners Management Inc	TL 1L 02/22	3,862	3,721	3,862	4/19/2024	0.61%

Apex Service Partners LLC	Revolver 1L 10/23	641	286	286	4/19/2024	0.04%

Apex Service Partners LLC	TL 1L 10/23 PIK	7,504	7,421	7,599	4/19/2024	1.19%

Apex Service Partners LLC	TL 1L DD 10/23 PIK	1,931	1,710	1,756	4/19/2024	0.28%

BDO USA PA	TL 1L 08/23	5,642	5,537	5,699	10/13/2023	0.89%

Cadence Education LLC	Revolver 1L 05/24	1,767	—	(9)	5/1/2024	0.00%

Cadence Education LLC	TL 1L 05/24 (Unitranche)	11,506	11,450	11,449	5/1/2024	1.79%

Cadence Education LLC	TL 1L DD 05/24	3,000	(29)	(15)	5/1/2024	0.00%

Clarience Technologies LLC	Revolver 1L 02/24	4,519	151	142	4/19/2024	0.02%

Clarience Technologies LLC	TL 1L 02/24	41,694	41,299	41,619	2/13/2024	6.52%

Clarience Technologies LLC	TL 1L DD 02/24	4,519	(43)	(8)	4/19/2024	0.00%

CSafe Global	Revolver 1L 03/24	3,598	1,152	1,152	3/8/2024	0.18%

CSafe Global	TL 1L 03/24	34,741	34,700	35,019	4/19/2024	5.49%

CSafe Global	TL 1L 03/24 (GBP)(2)	4,847	6,222	6,176	3/8/2024	0.97%

CSafe Global	TL 1L DD 03/24	1,470	(14)	12	4/19/2024	0.00%

Dental Care Alliance Inc	TL 1L 02/22	418	405	415	10/13/2023	0.07%

Dental Care Alliance Inc	TL 1L 03/21	3,825	3,707	3,805	10/13/2023	0.60%

Dental Care Alliance Inc	TL 1L DD 02/22	208	202	207	4/19/2024	0.03%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	1,027	—	—	4/19/2024	0.00%

DOXA Insurance Holdings LLC	TL 1L 12/23	4,781	4,737	4,839	12/20/2023	0.75%

DOXA Insurance Holdings LLC	TL 1L DD 05/24	4,371	(22)	(38)	5/28/2024	0.00%

DOXA Insurance Holdings LLC	TL 1L DD 12/23	4,544	3,573	3,669	12/20/2023	0.57%

DuBois Chemicals Inc	Revolver 1L 06/24	3,818	—	—	6/13/2024	0.00%

DuBois Chemicals Inc	TL 1L 06/24	22,831	22,717	22,717	6/13/2024	3.56%

DuBois Chemicals Inc	TL 1L DD 06/24	3,818	(19)	(19)	6/13/2024	0.00%

Foundation Risk Partners Corp	Revolver 1L 10/21	1,195	—	—	5/22/2024	0.00%

Foundation Risk Partners Corp	TL 1L 10/21	4,157	3,997	4,157	4/19/2024	0.65%

Foundation Risk Partners Corp	TL 1L DD 05/24	3,187	(16)	—	5/22/2024	0.00%

Foundation Risk Partners Corp	TL 1L DD 10/21	298	286	298	10/13/2023	0.05%

Foundation Risk Partners Corp	TL 1L DD 11/23	7,144	3,171	3,236	4/19/2024	0.51%

Galway Partners Holdings LLC	TL 1L 04/23	5,400	5,274	5,508	4/19/2024	0.86%

Galway Partners Holdings LLC	TL 1L DD 04/23	8,182	(134)	—	4/19/2024	0.00%

Gigamon Inc	TL 1L 03/22	4,453	4,372	4,453	10/13/2023	0.70%

Granicus Inc	Revolver 1L 01/24	2,282	37	37	4/19/2024	0.01%

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	16,214	16,141	16,336	1/17/2024	2.56%

Granicus Inc	TL 1L DD 01/24 PIK	2,408	(11)	18	1/17/2024	0.00%

Heritage Environmental Services Inc	Revolver 1L 01/24	2,292	—	—	1/31/2024	0.00%

Heritage Environmental Services Inc	TL 1L 01/24	16,669	16,552	16,999	4/19/2024	2.66%

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	2,315	236	258	4/19/2024	0.04%

Highgate Hotels Inc	Revolver 1L 11/23	531	159	159	11/3/2023	0.02%

Highgate Hotels Inc	TL 1L 11/23	4,224	4,187	4,309	4/19/2024	0.68%

Individual FoodService	TL 1L 10/23	13,814	13,568	13,937	4/19/2024	2.18%

Individual FoodService	TL 1L DD 10/23	1,526	932	959	4/19/2024	0.15%

Insight Global LLC	Revolver 1L 09/21	3,326	—	—	4/8/2024	0.00%

Insight Global LLC	TL 1L 04/24	1,426	1,426	1,440	4/8/2024	0.23%

Insight Global LLC	TL 1L 09/21	4,454	4,374	4,454	10/13/2023	0.70%

Integrity Marketing Group LLC	Revolver 1L 08/23	310	(1)	—	10/13/2023	0.00%

Integrity Marketing Group LLC	TL 1L 08/23	3,353	3,193	3,353	10/13/2023	0.53%

Integrity Marketing Group LLC	TL 1L 08/23	1,520	1,401	1,520	10/13/2023	0.24%

Integrity Marketing Group LLC	TL 1L DD 08/23	5,756	2,006	2,036	4/19/2024	0.32%

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Issuer(1)	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets
Integrity Marketing Group LLC	TL 1L DD 08/23	$1,015	$1,004	$1,015	10/13/2023	0.16%

Integrity Marketing Group LLC	TL 1L DD 08/23	4,455	4,293	4,455	4/19/2024	0.70%

Lazer Logistics Inc	Revolver 1L 05/23	1,388	(3)	(2)	4/19/2024	0.00%

Lazer Logistics Inc	TL 1L 11/23	521	519	521	4/19/2024	0.08%

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	11,393	11,209	11,374	10/13/2023	1.78%

Lazer Logistics Inc	TL 1L DD 05/23	1,726	1,722	1,723	4/19/2024	0.27%

Lazer Logistics Inc	TL 1L DD 11/23	2,499	1,037	1,044	11/6/2023	0.16%

Lexitas Inc	TL 1L DD 03/23	10,511	10,484	10,658	10/13/2023	1.67%

Lexitas Inc	TL 1L DD 03/24	14,835	636	985	3/26/2024	0.15%

Lexitas Inc	TL 1L DD 11/22	18,943	18,428	19,208	10/13/2023	3.01%

Magna Legal Services LLC	Revolver 1L 11/22	1,034	(3)	—	10/13/2023	0.00%

Magna Legal Services LLC	TL 1L 11/22	8,764	8,466	8,939	10/13/2023	1.40%

Magna Legal Services LLC	TL 1L DD 11/22	2,453	2,306	2,502	10/13/2023	0.39%

Magna Legal Services LLC	TL 1L DD 12/23	3,937	593	676	4/19/2024	0.11%

MB2 Dental Solutions LLC	Revolver 1L 02/24	2,113	465	465	4/19/2024	0.07%

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	30,431	30,143	30,507	2/13/2024	4.78%

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	10,563	(100)	26	4/19/2024	0.00%

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	6,338	(120)	16	4/19/2024	0.00%

Misys Ltd	Revolver 1L 09/23	1,536	161	163	10/13/2023	0.03%

Misys Ltd	TL 1L 09/23	14,767	14,453	15,021	4/19/2024	2.35%

New Era Technology Inc	TL 1L 04/21	1,644	1,611	1,638	4/19/2024	0.26%

New Era Technology Inc	TL 1L DD 04/21	1,593	1,560	1,586	10/13/2023	0.25%

New Era Technology Inc	TL 1L DD 04/22	1,218	1,193	1,213	4/19/2024	0.19%

OEConnection LLC	Revolver 1L 04/24	2,002	—	—	4/22/2024	0.00%

OEConnection LLC	TL 1L 04/24	18,452	18,362	18,461	4/22/2024	2.89%

OEConnection LLC	TL 1L DD 04/24	3,203	(16)	2	4/22/2024	0.00%

Radwell International LLC/PA	Revolver 1L 04/22	1,360	323	317	4/19/2024	0.05%

Radwell International LLC/PA	TL 1L 12/22	17,867	17,566	17,905	10/13/2023	2.81%

Rockefeller Capital Management LP	TL 1L 04/24	8,460	8,379	8,460	4/4/2024	1.33%

Safe-Guard Products International LLC	Revolver 1L 03/24	2,450	—	(16)	4/3/2024	0.00%

Safe-Guard Products International LLC	TL 1L 03/24	15,490	15,368	15,388	4/19/2024	2.41%

Shaw Development LLC	TL 1L 10/23	5,737	5,686	5,720	4/19/2024	0.90%

Shaw Development LLC	TL 1L DD 10/23	685	(6)	(2)	4/19/2024	0.00%

SitusAMC Holdings Corp	TL 1L 12/21	4,408	4,293	4,408	4/19/2024	0.69%

Spotless Brands LLC	TL 1L 02/23	5,950	5,657	6,039	10/13/2023	0.95%

Spotless Brands LLC	TL 1L DD 02/23	9,038	6,111	6,281	4/19/2024	0.98%

Turnpoint Services Inc	Revolver 1L 06/24	1,236	—	—	6/17/2024	0.00%

Turnpoint Services Inc	TL 1L 06/24	10,088	9,988	9,988	6/17/2024	1.57%

Turnpoint Services Inc	TL 1L DD 06/24	1,978	(20)	(20)	6/17/2024	0.00%

Wealth Enhancement Group LLC	Revolver 1L 05/22	34	—	—	4/19/2024	0.00%

Wealth Enhancement Group LLC	TL 1L DD 02/24	600	91	95	4/19/2024	0.01%

Woolpert Inc	Revolver 1L 05/24	4,832	966	918	5/8/2024	0.14%

Woolpert Inc	TL 1L 05/24	31,043	31,043	30,732	5/8/2024	4.80%

Woolpert Inc	TL 1L DD 05/24	9,664	(94)	(97)	5/8/2024	0.00%

Zeus Industrial Products Inc	Revolver 1L 02/24	3,624	—	—	2/28/2024	0.00%

Zeus Industrial Products Inc	TL 1L 02/24	25,969	25,784	26,008	4/19/2024	4.08%

Zeus Industrial Products Inc	TL 1L DD 02/24	4,832	(34)	7	4/19/2024	0.00%

Total			$498,440	$507,377

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed
(2)	Par value is in GBP.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Senior Secured Loans – First Lien

Balance as of December 31, 2023	$301,225

Purchases	344,499

Payment-in-kind interest	317

Sales and paydowns	(32,975)

Accretion of discount (amortization of premium)	813

Net change in unrealized appreciation (depreciation)	3,497

Net realized gains (losses)	316

Balance as of June 30, 2024	$617,692

Net change in unrealized appreciation (depreciation) of investments held at June 30, 2024	$3,972

No securities were transferred into or out of the Level 3 hierarchy during the six months ended June 30, 2024.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input

Senior Secured Loans – First Lien	$ 617,692	Yield Analysis	Yield	9.34% - 11.85% (10.31%)	Decrease

			Discount Margin	0.45% - 2.25% (1.62%)	Decrease

			EBITDA Multiple	8.75x - 24.50x (14.02x)	Increase

(1)

For the assets that have more than one valuation technique, the Company may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Company considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Company’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.

6. Investment Transactions

The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended June 30, 2024 were as follows:

Purchases	$344,499

Payment-in-kind interest	$317

Sales	$32,975

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

7. Shareholder Transactions

At June 30, 2024, the Company has unlimited common shares authorized with a par value of $0.001 per share. Shareholder transactions were as follows:

	For the Six Months Ended June 30, 2024
	Shares	Amount

Common Shares(1)

Subscriptions	351,957	$367,181

Total	351,957	$367,181

(1)	All outstanding shares of the Company are held by an affiliate of the Adviser

The following table reflects the distributions per share that the Company has declared on its Common Shares during the six months ended June 30, 2024:

			For the Six Months Ended June 30, 2024
Declaration Date	Record Date	Payment Date	Distribution per Share	Distribution Amount

March 29, 2024	March 31, 2024	May 31, 2024	$32.54	$12,180

June 27, 2024	June 30, 2024	July 31, 2024	31.38	14,679

Total			$63.92	$26,859

8. Commitments and Contingencies

The Company may enter into certain credit agreements, of which all or a portion may be unfunded. The Company will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of June 30, 2024, total unfunded commitments on these credit agreements were $157,341.

Under the Company’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In the normal course of business, the Company enters into contracts that contain a variety of representations that provide general indemnifications. The Company’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Company. However, based on experience, management expects the risk of loss to be remote.

9. Federal Income Taxes

The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income/loss and net realized gain/loss on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise.

As of December 31, 2023, the Company’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts:

Distributable Earnings	Paid-in Capital

$10	$(10)

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

The tax character of distributions declared for the year ended December 31, 2023 and the six months ended June 30, 2024 are as follows:

	Ordinary Income	Total

December 31, 2023	$4,825	$4,825

June 30, 2024*	$26,859	$26,859

*	The final tax character of any distribution declared in 2024 will be determined in January 2025 and reported to shareholders on IRS Form 1099-DIV in accordance with federal income tax regulations.

As of December 31, 2023, the components of accumulated distributable earnings on a tax basis for the Company are as follows:

Undistributed Ordinary Income	Net Unrealized Appreciation	Other Temporary Differences	Total Accumulated Gains

$356	$6,340	$(1,459)	$5,237

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of December 31, 2023, the Company had no non-expiring capital loss carry-forwards.

As of December 31, 2023, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Company are as follows:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$294,884	$6,729	$(389)	$6,340

As a result of a transaction prior to the conversion of the trust to a corporation and election to be treated as a regulated investment company, the Company recorded a federal and state deferred tax liability of $1,142 and $272, respectively, as of June 30, 2024. The Company recorded an income tax benefit of $43 for the six months ended June 30, 2024.

10. Debt Obligations

On October 6, 2023, KKR US EVDL Funding LLC, a wholly owned subsidiary of the Company, entered into a secured revolving credit facility agreement (the “Citibank Credit Facility”) with Citibank, N.A., as lender, to borrow up to $150.0 million, with options to increase the financing commitment up to $300.0 million. In the absence of any events of default, the borrowing and repayment period will terminate on October 6, 2025. Subsequent to this period, outstanding borrowings are subject to periodic mandatory repayments through the final maturity date of October 6, 2026.

The Citibank Credit Facility accrues interest based on the Secured Overnight Financing Rate, or a base rate applicable to each currency’s borrowing, plus a spread of 2.85%. Commitment fees accrue at a rate of 0.50%, 0.75% or 1.50%, depending on the utilization levels. The Citibank Credit Facility contains certain financial, collateral, and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of June 30, 2024, the Company complied with these covenants. The fair value of the Citibank Credit Facility approximates its carrying value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

The components of interest expense and average interest rates (i.e., base interest rate in effect plus the spread) for the Citibank Credit Facility for the six months ended June 30, 2024 were as follows:

Stated interest expense	$3,910

Unused commitment fees	139

Amortization of deferred financing costs	229

Total interest expense	$4,278

Weighted average interest rate	8.17%

Average borrowings outstanding	$94,071

In accordance with the 1940 Act, the Company is allowed to borrow amounts such that its asset coverage equals at least 300% after such borrowing. The following table sets forth certain information regarding the Company’s senior securities as of June 30, 2024. The Company’s senior securities are comprised solely of outstanding indebtedness of the Citibank Credit Facility, which constitutes a “senior security” as defined in the 1940 Act.

As of	Total Amount Outstanding	Asset Coverage Per $1,000(1)

June 30, 2024	$128,821	$5,954

(1)

Asset covered per $1,000 of debt is calculated by subtracting the Company’s liabilities and indebtedness not representing senior securities from the Company’s total assets, dividing the result by the aggregate amount of the Company’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

11. Subsequent Events

Subsequent events after the reporting date have been evaluated through the date the unaudited consolidated financial statements were available to be issued. The Company has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

Privacy Notice

Protection and Security of Your Personal Information

Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (212) 750-8300 if you have any questions.

The Personal Information We Collect and How We Collect It

We collect the following types of personal information about individuals who are our investors:

•

Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;

•	Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and

•	Information we receive from third parties such as demographic information and information collected to comply with law and regulation.

How and Why We Share Personal Information

This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.

•	For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•	process your transactions;
•	provide financial products or services to you;
•	maintain your investment(s);
•	secure business services, including printing, mailing, and processing or analyzing data;
•	secure professional services, including accounting and legal services; or
•	respond to court orders and legal investigations.

You cannot limit sharing by KKR for everyday business purposes.

•	For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.

•	For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.

•

For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

•

For the everyday business purposes of affiliates: KKR does not share personal information, including information, about your credit worthiness, with our affiliates for their everyday business purposes.

•	For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.

•	For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.

US Direct Lending Fund-U Inc.	June 30, 2024 (Unaudited)

U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.

How We Protect Your Personal Information

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Definitions

Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.

Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.

Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR US Direct Lending Fund-U Inc.

By	/s/ George Mueller
George Mueller, President and Chief Executive Officer
(principal executive officer)

Date September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Mueller
George Mueller, President and Chief Executive Officer
(principal executive officer)

Date September 6, 2024

By	/s/ Thomas Murphy
Thomas Murphy, Chief Financial Officer, Chief
Accounting Officer and Treasurer
(principal financial officer)

Date September 6, 2024